S-K 1602(c) Dilution	Sep. 30, 2026 USD ($) $ / shares shares
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Without Over-Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.13
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.13
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.87
Net Tangible Book Value	$ (38,470)
Net Tangible Book Value, Proceeds from Offering	301,000,000	[1]
Net Tangible Book Value, Adjusted	$ 287,688,241
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	11,500,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	40,350,000
Without Over-Allotment [Member] | No Redemption [Member] | Deferred Underwriting Commissions [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (13,000,000)	[2]
Without Over-Allotment [Member] | No Redemption [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (312,400)
Without Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.48
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.48
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.52
Net Tangible Book Value	$ (38,470)
Net Tangible Book Value, Proceeds from Offering	301,000,000	[1]
Net Tangible Book Value, Adjusted	$ 212,688,241
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	11,500,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	32,850,000
Without Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (13,000,000)	[2]
Without Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (312,400)
Without Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.43
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.43
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.57
Net Tangible Book Value	$ (38,470)
Net Tangible Book Value, Proceeds from Offering	301,000,000	[1]
Net Tangible Book Value, Adjusted	$ 137,688,241
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	11,500,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	25,350,000
Without Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (13,000,000)	[2]
Without Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (312,400)
Without Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	3.51
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.51
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.49
Net Tangible Book Value	$ (38,470)
Net Tangible Book Value, Proceeds from Offering	301,000,000	[1]
Net Tangible Book Value, Adjusted	$ 62,688,241
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	11,500,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,850,000
Without Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (13,000,000)	[2]
Without Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (312,400)
Without Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	(1.19)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(1.19)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 11.19
Net Tangible Book Value	$ (38,470)
Net Tangible Book Value, Proceeds from Offering	301,000,000	[1]
Net Tangible Book Value, Adjusted	$ (12,311,759)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	11,500,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	10,350,000
Without Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (13,000,000)	[2]
Without Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (312,400)
With Over-Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.15
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.15
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.85
Net Tangible Book Value	$ (38,470)
Net Tangible Book Value, Proceeds from Offering	346,000,000	[1]
Net Tangible Book Value, Adjusted	$ 331,425,641
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	11,500,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	46,350,000
With Over-Allotment [Member] | No Redemption [Member] | Deferred Underwriting Commissions [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (14,575,000)	[2]
With Over-Allotment [Member] | No Redemption [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
With Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.5
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.5
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.5
Net Tangible Book Value	$ (38,470)
Net Tangible Book Value, Proceeds from Offering	346,000,000	[1]
Net Tangible Book Value, Adjusted	$ 245,175,641
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	11,500,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	37,725,000
With Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (14,575,000)	[2]
With Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
With Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.46
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.46
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.54
Net Tangible Book Value	$ (38,470)
Net Tangible Book Value, Proceeds from Offering	346,000,000	[1]
Net Tangible Book Value, Adjusted	$ 158,925,641
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	11,500,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	29,100,000
With Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (14,575,000)	[2]
With Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
With Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	3.55
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.55
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.45
Net Tangible Book Value	$ (38,470)
Net Tangible Book Value, Proceeds from Offering	346,000,000	[1]
Net Tangible Book Value, Adjusted	$ 72,675,641
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	11,500,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	20,475,000
With Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (14,575,000)	[2]
With Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
With Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	(1.15)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(1.15)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 11.15
Net Tangible Book Value	$ (38,470)
Net Tangible Book Value, Proceeds from Offering	346,000,000	[1]
Net Tangible Book Value, Adjusted	$ (13,574,359)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	11,500,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	11,850,000
With Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (14,575,000)	[2]
With Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Without Over-Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	39,111
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Without Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	39,111
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Without Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	39,111
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Without Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	39,111
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Without Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	39,111
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over-Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	39,111
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	39,111
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	39,111
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	39,111
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	39,111
Amounts paid for redemptions [Member] | Without Over-Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Amounts paid for redemptions [Member] | Without Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(75,000,000)	[3]
Amounts paid for redemptions [Member] | Without Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(150,000,000)	[3]
Amounts paid for redemptions [Member] | Without Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(225,000,000)	[3]
Amounts paid for redemptions [Member] | Without Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(300,000,000)	[3]
Amounts paid for redemptions [Member] | With Over-Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Amounts paid for redemptions [Member] | With Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(86,250,000)	[3]
Amounts paid for redemptions [Member] | With Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(172,500,000)	[3]
Amounts paid for redemptions [Member] | With Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(258,750,000)	[3]
Amounts paid for redemptions [Member] | With Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (345,000,000)	[3]
Ordinary shares forfeited if over-allotment is not exercised [Member] | Without Over-Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Without Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Without Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Without Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Without Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | With Over-Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | With Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | With Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | With Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | With Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares offered [Member] | Without Over-Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	30,000,000
Ordinary shares offered [Member] | Without Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	30,000,000
Ordinary shares offered [Member] | Without Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	30,000,000
Ordinary shares offered [Member] | Without Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	30,000,000
Ordinary shares offered [Member] | Without Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	30,000,000
Ordinary shares offered [Member] | With Over-Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	30,000,000
Ordinary shares offered [Member] | With Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	30,000,000
Ordinary shares offered [Member] | With Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	30,000,000
Ordinary shares offered [Member] | With Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	30,000,000
Ordinary shares offered [Member] | With Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	30,000,000
Private Placement Shares [Member] | Without Over-Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	350,000
Private Placement Shares [Member] | Without Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	350,000
Private Placement Shares [Member] | Without Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	350,000
Private Placement Shares [Member] | Without Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	350,000
Private Placement Shares [Member] | Without Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	350,000
Private Placement Shares [Member] | With Over-Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	350,000
Private Placement Shares [Member] | With Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	350,000
Private Placement Shares [Member] | With Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	350,000
Private Placement Shares [Member] | With Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	350,000
Private Placement Shares [Member] | With Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	350,000
Ordinary shares redeemed [Member] | Without Over-Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares redeemed [Member] | Without Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(7,500,000)
Ordinary shares redeemed [Member] | Without Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(15,000,000)
Ordinary shares redeemed [Member] | Without Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(22,500,000)
Ordinary shares redeemed [Member] | Without Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(30,000,000)
Ordinary shares redeemed [Member] | With Over-Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares redeemed [Member] | With Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(8,625,000)
Ordinary shares redeemed [Member] | With Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(17,250,000)
Ordinary shares redeemed [Member] | With Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(25,875,000)
Ordinary shares redeemed [Member] | With Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(34,500,000)

[1]	Expenses applied against gross proceeds include offering expenses of approximately $1,000,000 (excluding deferred underwriting commissions). See “Use of Proceeds.”
[2]	Upon the consummation or announcement of our initial business combination (as applicable), the deferred underwriting commissions would be paid as follows: $0.43 per unit, or $13,000,000 (or $14,575,000 if the underwriter’s overallotment option is exercised in full), payable to the underwriter for deferred underwriting discounts and commissions, of which (x) $0.35 per unit, or $10,500,000 (or $12,075,000 if the underwriter’s overallotment option is exercised in full), will be placed in a trust account located in the United States as described herein; (y) $1,500,000 (including if the underwriter’s overallotment option is exercised in full), which will be payable to the underwriter from funds available outside the trust account upon the announcement of the execution of a definitive agreement related to our entry into an initial business combination, as described in this prospectus and (z) $1,000,000 (including if the underwriter’s overallotment option is exercised in full), which will be payable to the underwriter at the consummation of an initial business combination, as described in this prospectus.
[3]	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers, advisors or their affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”